SHARE OPTIONS AND SHARE WARRANTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Weighted-average remaining contractual life of options outstanding	5 years 22 days	4 years 3 months 29 days
Share based payments charge	$ 839,000	$ 1,607,000	$ 1,109,000
share based payments capitalised in intangible development project assets	$ 80,000	$ 238,000	$ 181,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Weighted average share price date of exercise for options exercised
Opening share price	$ 0.57	$ 1.28	1.73
Closing share price	0.26	0.57	1.28
Average share price	0.49
American depositary share [Member]
Disclosure of classes of share capital [line items]
Weighted average share price date of exercise for options exercised
Opening share price	2.29	5.1	6.92
Closing share price	1.03	$ 2.29	$ 5.1
Average share price	$ 1.95